Document and Entity Information	Mar. 17, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 17, 2023
Entity Registrant Name	AERWINS Technologies Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40734
Entity Tax Identification Number	86-2049355
Entity Address, Address Line One	Shiba Koen Annex 6 f
Entity Address, Address Line Two	1-8, Shiba Koen 3-chome,
Entity Address, Address Line Three	Minato-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	105-0011
Country Region	81
City Area Code	3
Local Phone Number	6409-6761
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001855631
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.000001 par value per share
Trading Symbol	AWIN
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	AWINW
Security Exchange Name	NASDAQ